                                     FORM N-SAR
                                 SEMI-ANNUAL REPORT
                        FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:    / /       (a)

         or fiscal year ending:         12/31/98 (b)

Is this a transition report (Y/N)   N
                                  -----

Is this an amendment to a previous filing (Y/N)    N
                                                 -----

Those items or sub-items with a box "/ /" after the item number should be completed only if the answer has changed from the previous filing on this form.



1.   A.   Registrant Name:    Separate Account VA-1 of The American Franklin
                              Life Insurance Company

     B.   File Number:  811-7781

     C.   Telephone Number:  (217) 528-2011


2.   A.   Street:  #1 Franklin Square

     B:   City:  Springfield  C.  State:  IL  D.  Zip Code: 62713 Zip Ext:  0001

     E.   Foreign Country:                        Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)            N
                                                               -----------------

4.   Is this the last filing on this form by Registrant? (Y/N)             N
                                                               -----------------

5.   Is Registrant a small business investment company (SBIC)? (Y/N)       N
                                                                    ------------
     [If answer is "Y"(Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                    Y
                                                                    ------------
     [If answer is "Y" (Yes) complete only items 111 through 132.]




                                       01                        SEC 2100(10-94)

For period ending   December 31, 1998
                    -----------------

File number 811-7781
            --------


UNIT INVESTMENT TRUSTS

111. A.   -    Depositor Name:

     B.   -    File Number (If any):______________________

     C.   -    City:_______________ State:_______ Zip Code:_____ Zip Ext.______

          -    Foreign Country:_____________ Foreign Postal Code:_______________

111. A.   -    Depositor Name:_______________________________________________

     B.   -    File Number (If any):_________________________

     C.   -    City:_______________ State:_______ Zip Code:_____ Zip Ext.______

          -    Foreign Country:___________ Foreign Postal Code:_________________


112. A.   -    Sponsor Name:__________________________________________________

     B.   -    File Number (If any):______________________

     C.   -    City:_______________State:_______Zip Code:______Zip Ext.:________

               Foreign Country:__________________Foreign Postal Code:___________

     A.   -    Sponsor Name:____________________________________________________

     B.   -    File Number (If any)____________________________

     C.   -    City:_______________ State: ______ Zip Code:_______ Zip Ext.:____

          -    Foreign Country:___________ Foreign Postal Code:_________________

For period ending   December 31, 1998
                    -----------------

File number 811-7781
            --------



113. A.   -    Trustee Name:____________________________________________________

     B.   -    City:_______________ State:_____ Zip Code: ______ Zip Ext.:______

          -    Foreign Country:___________ Foreign Postal Code:_________________

113. A.   -    Trustee Name:____________________________________________________

     B.   -    City:___________ State:______ Zip Code: ______ Zip Ext.:   ______

          -    Foreign Country:________________ Foreign Postal Code:____________


114. A.   -    Principal Underwriter Name:______________________________________

     B.   -    File Number:______________

     C.   -    City:_______________ State:_____ Zip Code: ______ Zip Ext.:______

          -    Foreign Country:_______________ Foreign Postal Code:_____________

114. A.   -    Principal Underwriter Name: ____________________________________

     B.   -    File Number: 8-_______________

     C.   -    City:_______________ State:_____ Zip Code:_______ Zip Ext.:______

          -    Foreign Country:_______________ Foreign Postal Code:_____________


115. A.   -    Independent Public Accountant Name:______________________________

     B.   -    City:_______________ State:_____ Zip Code: ______ Zip Ext.:______

          -    Foreign Country:_________________ Foreign Postal Code:___________

115. A.   -    Independent Public Accountant Name:______________________________

     B.   -    City:_____________ State:_____ Zip Code:________ Zip Ext.:______

          -    Foreign Country:_________________ Foreign Postal Code:___________

For period ending   December 31, 1998
                    -----------------

File number 811-7781
            --------


116. Family of investment companies information:

     A.   -    Is Registrant part of a family of investment companies?
               (Y/N)
                    -------------------------------------------------   ----
                                                                         Y/N

     B.   -    Identify the family in 10 letters:
                                                   -- -- -- -- -- -- -- -- -- --
               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117. A.   -    Is Registrant a separate account of an insurance company?
               (Y/N)
                    ---------------------------------------------------  ----
                                                                          Y/N


     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.   -    Variable annuity contracts? (Y/N)
                                                --------------------------  ----
                                                                             Y/N

     C.   -    Scheduled premium variable life contracts? (Y/N)
                                                               -----------  ----
                                                                             Y/N

     D.   -    Flexible premium variable life contracts? (Y/N) -----------  ----
                                                                             Y/N

     E.   -    Other types of insurance products registered under the Securities
               Act of 1933? (Y/N)
                                 -----------------------------------------  ----
                                                                             Y/N

118.      -    State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
                                                                     -----------

119.      -    State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
               period                                                     0
                     -----------------------------------------------  ----------

120.      -    State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
                                                                      $   0
                     -----------------------------------------------  ----------

121.      -    State the number of series for which a current prospectus was in existence at the end of the period
                                                 -------------------  ----------

122.      -    State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
               current period                                              1
                             ---------------------------------------  ----------

For period ending   December 31, 1998
                    -----------------

File number 811-7781
            --------


123.  -   State the total value of the additional units considered
          in answering item 122
          ($000's omitted)                                               $111065
                          --------------------------------------------   -------

124.  -   State the total value of units of prior series that were
          placed in the portfolios of subsequent series during the
          current period (the value of these units is to be
          measured on the date they were placed in the subsequent
          series) ($000's omitted)                                       $
                                  ------------------------------------   -------

125.  -   State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter
          which is an affiliated person of the principal
          underwriter during the current period solely from the
          sale of units of all series of Registrant
          ($000's omitted)                                               $
                          --------------------------------------------   -------

126.      Of the amount shown in item 125, state the total dollar
          amount of sales loads collected from secondary market
          operations in Registrant's units (include the sales
          loads, if any, collected on units of a prior series
          placed in the portfolio of a subsequent series.)
          ($000's omitted)                                               $
                          --------------------------------------------   -------

127.      List opposite the appropriate description below the
          number of series whose portfolios are invested primarily
          (based upon a percentage of NAV) in each type of
          security shown, the aggregate total assets at market
          value as of a date at or near the end of the current
          period of each such group of series and the total income
          distributions made by each such group of series during
          the current period (excluding distributions of realized
          gains, if any):                                                $
                          --------------------------------------------   -------

                                               Number of       Total Assets          Total Income
                                                Series           ($000's            Distributions
                                              Investing          omitted)          ($000's omitted)
                                             -----------      --------------      ------------------
A. U.S. Treasury direct issue                                  $                    $
                                              ---------         ---------            ---------
B. U.S Government agency                                       $                    $
                                              ---------         ---------            ---------
C. State and municipal tax-free                                $                    $
                                              ---------         ---------            ---------
D. Public utility debt                                         $                    $
                                              ---------         ---------            ---------
E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                                 $                    $
                                              ---------         ---------            ---------
F. All other corporate intermed. & long-
   term debt                                                   $                    $
                                              ---------         ---------            ---------
G. All other corporate short-term debt                         $                    $
                                              ---------         ---------            ---------
H. Equity securities of brokers or dealers
   or parents of brokers or dealers                            $                    $
                                              ---------         ---------            ---------

For period ending   December 31, 1998
                    -----------------

File number 811-7781
            --------

                                                         TOTAL    TOTAL INCOME
                                            NUMBER OF   ASSETS   DISTRIBUTIONS
                                             SERIES     ($000'S     ($000'S
                                            INVESTING  OMITTED)     OMITTED)
                                            ---------  --------  -------------
I.  Investment company equity securities               $         $
    ------------------------------------    ---------  --------  --------------

J.  All  other equity securities                       $161495   $2883
    ------------------------------------    ---------  --------  --------------

K.  Other securities                                   $         $
    ------------------------------------    ---------  --------  --------------

L.  Total  assets of all series of
     registrant                                        $161495   $2883
    ------------------------------------    ---------  --------  --------------

For period ending   December 31, 1998
                    -----------------

File number 811-7781
            --------


 128.   -    Is the timely payment of principal and interest on any
             of the portfolio securities held by any of Registrant's
             series at the end of the current period insured or
             guaranteed by an entity other than the issuer?
             (Y/N)
                  -------------------------------------------------  ------
             [If answer is "N" (No), go to item 131.]                  Y/N


 129.   -    Is the issuer of any instrument covered in item 128
             delinquent or in default as to payment of principal or
             interest at the end of the current period?
             (Y/N)
                  -------------------------------------------------  ------
             [If answer is "N" (No), go to item 131.]                  Y/N

 130.   -    In computations of NAV or offering price per unit, is
             any part of the value attributed to instruments
             identified in item 129 derived from insurance or
             guarantees? (Y/N)
                              -------------------------------------  ------
                                                                       Y/N

 131.        Total expenses incurred by all series of Registrant
             during the current reporting period
             ($000's omitted)                                         $1259
                              -------------------------------------  ------

 132.   -    List the "811" (Investment Company Act of 1940)
             registration number for all Series of Registrant that are being included in this filing:

For period ending 12/31/98
File number 811-7781




This report is signed on behalf of the Registrant, Separate Account VA-1 of The American Franklin Life Insurance Company, in the City of Springfield and State of Illinois on this 23rd day of February, 1999.




                              SEPARATE ACCOUNT VA-1 OF THE
                              AMERICAN FRANKLIN LIFE INSURANCE
                              COMPANY
                              BY:  THE AMERICAN FRANKLIN LIFE
                                   INSURANCE COMPANY, DEPOSITOR

                                   By:  /s/ William A. Simpson
                                        ----------------------
                                        William A. Simpson
                                        Chairman and Chief
                                        Executive Officer




Witness   /s/ Elizabeth E. Arthur
          -----------------------
          Elizabeth E. Arthur
          Assistant Secretary









                                   PAGE NUMBER 52